UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Thomas J. Herzfeld Advisors, Inc.
Address:  119 Washington Ave, Suite 504
          Miami Beach, FL 33139

Form 13F File Number:  028-14375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas J. Herzfeld
Title:    President
Phone:    (305) 271-1900

Signature, Place, and Date of Signing:

    /s/ Thomas J. Herzfeld              Miami, FL             November 13, 2012
    ----------------------              ---------             -----------------
         [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          219
                                         -----------

Form 13F Information Table Value Total:  $   121,248
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------- --------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER               CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------- --------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
AllianceBernstein Income Fund   common stock    01881E101       1,279     148,000 SH       SOLE                  148,000
Avenue Income Strategies
  Credit Fund                   common stock    05358E106          92       5,201 SH       SOLE                    5,201
Adams Express                   common stock    006212104       3,294     290,478 SH       SOLE                  290,478
Alpine Total Dynamic Dividend
  Fund                          common stock    021060108         204      46,000 SH       SOLE                   46,000
Asia Pacific Fund               common stock    044901106          10       1,000 SH       SOLE                    1,000
Morgan Stanley Asia Pacific
  Fund                          common stock    61744U106         410      29,335 SH       SOLE                   29,335
ASA Gold and Precious Metals
  Limited                       common stock    G3156P103         202       8,000 SH       SOLE                    8,000
Liberty All-Star Growth Fund    common stock    529900102          33       7,848 SH       SOLE                    7,848
Advent Claymore Convertible
  Securities and Income Fund    common stock    00764C109          25       1,500 SH       SOLE                    1,500
Alpine Global Premier
  Properties Fund               common stock    02083A103          68       9,232 SH       SOLE                    9,232
Bancroft Fund                   common stock    059695106         445      26,478 SH       SOLE                   26,478
BlackRock Resources &
  Commodities Strategy Trust    common stock    09257A108         439      30,156 SH       SOLE                   30,156
BlackRock Enhanced Equity
  Dividend Trust                common stock    09251A104         745      98,557 SH       SOLE                   98,557
BlackRock International Growth
  and Income Trust              common stock    092524107         317      43,500 SH       SOLE                   43,500
Boulder Growth and Income Fund  common stock    101507101         892     136,151 SH       SOLE                  136,151
BlackRock Income Trust          common stock    09247F100         244      31,750 SH       SOLE                   31,750
BlackRock Global Opportunties
  Equity Trust                  common stock    092501105          12         872 SH       SOLE                      872
BlackRock Credit Allocation
  Income Trust III              common stock    09249V103         523      43,200 SH       SOLE                   43,200
American Strategic Income
  Portfolio II                  common stock    030099105         980     108,920 SH       SOLE                  108,920
Boulder Total Return Fund       common stock    101541100         657      36,515 SH       SOLE                   36,515
BlackRock Credit Allocation
  Income Trust IV               common stock    092508100         849      59,882 SH       SOLE                   59,882
Morgan Stanley China A Share
  Fund                          common stock    617468103         268      14,337 SH       SOLE                   14,337
Central Europe & Russia Fund    common stock    153436100         242       7,245 SH       SOLE                    7,245
Central Securities              common stock    155123102       1,041      51,594 SH       SOLE                   51,594
China Fund                      common stock    169373107         123       5,520 SH       SOLE                    5,520
Calamos Global Dynamic Income
  Fund                          common stock    12811L107          87      10,144 SH       SOLE                   10,144
Cornerstone Strategic Value
  Fund                          common stock    21924B203          11       1,414 SH       SOLE                    1,414
MFS Intermarket Income Trust I  common stock    59318R103         234      25,760 SH       SOLE                   25,760
American Strategic Income
  Portfolio III                 common stock    03009T101         983     131,200 SH       SOLE                  131,200
The Herzfeld Caribbean Basin
  Fund                          common stock    42804T106       1,896     259,719 SH       SHARED                207,030 52,689
Virtus Total Return Fund        common stock    92829A103       4,387   1,119,089 SH       SOLE                1,119,089
Delaware Enhanced Global
  Dividend & Income Fund        common stock    246060107          56       5,000 SH       SOLE                    5,000
Diamond Hill Financial Trends
  Fund                          common stock    25264C101         115      10,222 SH       SOLE                   10,222
Dividend and Income Fund        common stock    25538A105          51      14,050 SH       SOLE                   14,050
European Equity Fund            common stock    298768102         112      16,760 SH       SOLE                   16,760
Eaton Vance Michigan Municipal
  Income Trust                  common stock    27826D106          70       5,000 SH       SOLE                    5,000
Enzo Biochem, Inc               common stock    294100102           6       3,000 SH       SOLE                    3,000
Eaton Vance Enhanced Equity
  Income Fund                   common stock    278274105         193      17,422 SH       SOLE                   17,422
Eaton Vance Enhanced Equity
  Income Fund II                common stock    278277108         268      24,180 SH       SOLE                   24,180
Equus Total Return              common stock    294766100         251     114,521 SH       SOLE                  114,521
Aberdeen Emerging Markets
  Telecommunications            common stock    00301T102         150       7,250 SH       SOLE                    7,250
Eaton Vance Risk-Managed
  Diversified Equity Income
  Fund                          common stock    27829G106       4,486     425,978 SH       SOLE                  425,978
Eaton Vance Tax Advantaged
  Dividend Opportunities Fund   common stock    27828U106         168       8,511 SH       SOLE                    8,511
eUNITs 2 Year U.S.
  International Equity Market
  Participation Trust           common stock    29841R102          64       6,501 SH       SOLE                    6,501
Eaton Vance Tax-Managed
  Buy-Write Opportunities Fund  common stock    27828Y108         215      16,500 SH       SOLE                   16,500
Eaton Vance Tax-Managed Global
  Buy-Write Opportunities Fund  common stock    27829C105         683      61,566 SH       SOLE                   61,566
Eaton Vance Tax-Managed
  Diversified Equity Income
  Fund                          common stock    27828N102       2,097     220,520 SH       SOLE                  220,520
Eaton Vance California
  Municipal Bond Fund           common stock    27828A100          47       3,749 SH       SOLE                    3,749
Eaton Vance Tax-Advantaged
  Bond and Option Strategies
  Fund                          common stock    27829M103          35       2,001 SH       SOLE                    2,001
Eaton Vance Tax-Mgd. Global
  Diversified Equity Income
  Fund                          common stock    27829F108       4,313     489,562 SH       SOLE                  489,562
Engex                           common stock    292851102          27      15,602 SH       SOLE                   15,602
Facebook, Inc.                  common stock    30303M102          22       1,000 SH       SOLE                    1,000
First Opportunity Fund          common stock    33587T108       5,487     717,248 SH       SOLE                  717,248
Federated Enhanced Treasury
  Income Fund                   common stock    314162108       4,239     296,830 SH       SOLE                  296,830
Royce Focus Trust               common stock    78080N108         351      52,198 SH       SOLE                   52,198
Foxby Corp.                     common stock    351645106         128      82,338 SH       SOLE                   82,338
Gabelli Equity Trust            common stock    362397101          15       2,694 SH       SOLE                    2,694
Gabelli Equity Trust Preferred
  Series D                      preferred stock 362397705         158       6,198 SH       SOLE                    6,198
Gabelli Equity Trust Preferred
  Series G                      preferred stock 362397176       2,041      77,601 SH       SOLE                   77,601
General American Investors      common stock    368802104       2,044      70,332 SH       SOLE                   70,332
General American Investors
  Preferred Series B            preferred stock 368802401         198       7,600 SH       SOLE                    7,600
Global Income & Currency Fund   common stock    378968101         378      27,714 SH       SOLE                   27,714
Greater China Fund              common stock    39167B102         958      83,997 SH       SOLE                   83,997
Gabelli Conver & Income Sec
  Fund Preferred Series B       preferred stock 36240B307          78       3,054 SH       SOLE                    3,054
GDL Fund                        common stock    361570104         284      24,012 SH       SOLE                   24,012
GDL Fund Preferred Series B     preferred stock 361570302       2,329      46,192 SH       SOLE                   46,192
Gabelli Dividend & Income Trust common stock    23338W104          68       4,000 SH       SOLE                    4,000
Gabelli Dividend & Income
  Trust Preferred Series A      preferred stock 36242H203          26       1,000 SH       SOLE                    1,000
Guggenheim Equal Weight
  Enhanced Equity Income Fund   common stock    40167M106          31       1,563 SH       SOLE                    1,563
New Germany Fund                common stock    644465106         589      40,461 SH       SOLE                   40,461
Guggenheim Enhanced Equity
  Strategies Fund               common stock    40167K100         135       7,728 SH       SOLE                    7,728
Gabelli Multimedia Trust        common stock    36239Q109         422      53,647 SH       SOLE                   53,647
Gabelli Multimedia Trust
  Preferred Series B            preferred stock 36239Q307         156       6,051 SH       SOLE                    6,051
Global Income Fund              common stock    37934Y108          67      16,250 SH       SOLE                   16,250
Clough Global Opportunities
  Fund                          common stock    18914E106       1,686     144,115 SH       SOLE                  144,115
Clough Global Equity Fund       common stock    18914C100       1,225      94,986 SH       SOLE                   94,986
Clough Global Allocation Fund   common stock    18913Y103         360      26,601 SH       SOLE                   26,601
Eagle Capital Growth Fund       common stock    269451100          26       3,770 SH       SOLE                    3,770
Asia Tigers Fund                common stock    04516T105          16       1,133 SH       SOLE                    1,133
Gabelli Healthcare & Wellness
  (Rx) Trust                    common stock    36246K103         503      55,222 SH       SOLE                   55,222
John Hancock Hedged Equity &
  Income Fund                   common stock    47804L102         279      17,001 SH       SOLE                   17,001
Internet Holders Trust          common stock    46059W102          97       1,000 SH       SOLE                    1,000
Helios Strategic Income Fund    common stock    42328A203         163      25,510 SH       SOLE                   25,510
John Hancock Tax-Advantaged
  Dividend Income Fund          common stock    41013V100          58       3,000 SH       SOLE                    3,000
Aberdeen Indonesia Fund         common stock    00305P106         726      54,055 SH       SOLE                   54,055
The India Fund, Inc.            common stock    454089103          39       1,669 SH       SOLE                    1,669
Morgan Stanley India
  Investment Fund               common stock    61745C105         161       9,188 SH       SOLE                    9,188
Western Asset Inflation
  Management Fund               common stock    95766U107         260      13,675 SH       SOLE                   13,675
New Ireland Fund                common stock    645673104          99      11,597 SH       SOLE                   11,597
Aberdeen Israel Fund            common stock    00301L109          35       2,750 SH       SOLE                    2,750
Nuveen Core Equity Alpha Fund   common stock    67090X107          16       1,156 SH       SOLE                    1,156
Japan Equity Fund               common stock    471057109         837     164,392 SH       SOLE                  164,392
JF China Reg. Fund              common stock    46614T107         171      13,567 SH       SOLE                   13,567
Nuveen Multi-Currency
  Short-Term Government Income
  Fund                          common stock    67090N109       2,408     182,429 SH       SOLE                  182,429
Nuveen Global Value
  Opportunities Fund            common stock    6706EH103          12         800 SH       SOLE                      800
Japan Smaller Capitalization
  Fund                          common stock    47109U104         456      63,313 SH       SOLE                   63,313
Nuveen Equity Premium and
  Growth Fund                   common stock    6706EW100          82       6,001 SH       SOLE                    6,001
Nuveen Tax-Advantaged Total
  Return Strategy Fund          common stock    67090H102          33       3,000 SH       SOLE                    3,000
JZ Capital Partners Ltd Ord     common stock    G5216J134         376      60,000 SH       SOLE                   60,000
Knight Capital Group, Inc.      common stock    499005106          13       5,000 SH       SOLE                    5,000
Korea Fund                      common stock    500634209       1,414      35,731 SH       SOLE                   35,731
Aberdeen Latin America Equity
  Fund                          common stock    00306K106           3          88 SH       SOLE                       88
DWS Global High Income          common stock    23338W104          45       5,100 SH       SOLE                    5,100
Advent/Claymore Enhanced
  Growth & Income Fund          common stock    00765E104          74       7,708 SH       SOLE                    7,708
Madison/Claymore Covered Call
  Fund                          common stock    556582104           8       1,000 SH       SOLE                    1,000
Macquarie Global
  Infrastructure Total Return
  Fund                          common stock    55608D101         867      45,284 SH       SOLE                   45,284
Margo Caribe                    common stock    566605101         326      64,239 SH       SOLE                   64,239
Morgan Stanley Emerging Market
  Debt Fund                     common stock    61744H105         402      33,364 SH       SOLE                   33,364
Morgan Stanley Emerging
  Markets Fund                  common stock    61744G107          77       5,264 SH       SOLE                    5,264
Madison Strategic Sector
  Premium Fund                  common stock    558268108          68       5,643 SH       SOLE                    5,643
Montgomery Street Income
  Securities                    common stock    614115103       1,155      68,042 SH       SOLE                   68,042
MVC Capital                     common stock    553829102          42       3,318 SH       SOLE                    3,318
Mexico Equity & Income Fund     common stock    592834105         214      16,696 SH       SOLE                   16,696
Mexico Fund                     common stock    592835102          88       3,256 SH       SOLE                    3,256
AGIC International & Premium
  Strategy Fund                 common stock    00119Q100          30       3,000 SH       SOLE                    3,000
Nuveen Build America Bond Fund  common stock    67074C103         259      12,101 SH       SOLE                   12,101
Nuveen Build America Bond
  Opportunity Fund              common stock    67074Q102         198       9,001 SH       SOLE                    9,001
Nuveen California Municipal
  Value Fund 2                  common stock    6706EB106           7         406 SH       SOLE                      406
Nuveen California Premium
  Income Municipal Fund, 2.00%
  MTP Pfd 10/1/2015             preferred stock 6706L0300          10       1,000 SH       SOLE                    1,000
AGIC Equity & Convertible
  Income Fund                   common stock    00119P102         122       7,000 SH       SOLE                    7,000
Nuveen Insured Municipal
  Opportunity Fund              common stock    670984103          17       1,087 SH       SOLE                    1,087
Nuveen Georgia Dividend
  Advantage Municipal Fund 2,
  2.65% MTP Pfd 2/1/2015        preferred stock 67072B305          25       2,500 SH       SOLE                    2,500
Nuveen Georgia Dividend
  Advantage Municipal Fund,
  2.65% Pfd Series D            preferred stock 67072B404          10       1,000 SH       SOLE                    1,000
Nuveen Georgia Dividend
  Advantage Municipal Fund,
  2.65% Pfd Series E            preferred stock 67072B503          20       2,000 SH       SOLE                    2,000
Nuveen MI Premium Income
  Municipal                     common stock    67101Q109         247      15,908 SH       SOLE                   15,908
Nuveen Maryland Premium Income
  Municipal Fund, 2.65% MTP
  Pfd 2/1/2015                  preferred stock 67061Q404          20       2,000 SH       SOLE                    2,000
Nuveen North Carolina Premium
  Income Municipal Fund         common stock    67060P100          46       3,000 SH       SOLE                    3,000
Nuveen Virginia Premium Income
  Municipal Fund, 2.65% MTP
  Pfd 2/1/2015                  preferred stock 67064R409          25       2,500 SH       SOLE                    2,500
Nuveen New York Investment
  Quality Municipal Fund        common stock    67062X101           9         600 SH       SOLE                      600
Neuberger Berman Real Estate
  Securities Income             common stock    64190A103         186      39,309 SH       SOLE                   39,309
Nuveen CT Premium Income
  Municipal                     common stock    67060D107         195      13,633 SH       SOLE                   13,633
Nuveen Dividend Advantage
  Municipal Income Fund         common stock    67071L106          77       4,833 SH       SOLE                    4,833
Nuveen California Dividend
  Advantage Municipal Fund 3,
  2.95% MTP Pfd 1/1/2015        preferred stock 67066Y501          85       8,360 SH       SOLE                    8,360
Petroleum & Resources Corp.     common stock    716549100       3,397     129,475 SH       SOLE                  129,475
BlackRock Credit Allocation
  Income Trust II               common stock    09255H105         875      75,800 SH       SOLE                   75,800
Nasdaq Premium Income & Growth
  Fund                          common stock    63110R105          17       1,061 SH       SOLE                    1,061
Rand Capital Corp.              common stock    752185108           5       2,000 SH       SOLE                    2,000
RENN Global Entrepreneurs Fund  common stock    759720105         174     109,488 SH       SOLE                  109,488
Royce Focus Trust Preferred
  Series A                      preferred stock 78080N306          26       1,000 SH       SOLE                    1,000
RMR Real Estate Income Fund     common stock    76970B101       3,089     174,238 SH       SOLE                  174,238
Royce Micro-Cap Trust, Inc.     common stock    780915104         700      74,073 SH       SOLE                   74,073
Royce Micro-Cap Trust, Inc.
  Preferred Series A            preferred stock 780915302          85       3,300 SH       SOLE                    3,300
Morgan Stanley Eastern Europe
  Fund                          common stock    616988101          39       2,423 SH       SOLE                    2,423
Royce Value Trust               common stock    780910105       2,074     158,708 SH       SOLE                  158,708
Royce Value Trust Preferred
  Series B                      preferred stock 780910402         130       5,039 SH       SOLE                    5,039
Starbucks                       common stock    855244109          30         600 SH       SOLE                      600
Singapore Fund                  common stock    82929L109         361      26,134 SH       SOLE                   26,134
American Select Portfolio       common stock    029570108         211      18,998 SH       SOLE                   18,998
Source Capital                  common stock    836144105         318       6,097 SH       SOLE                    6,097
Special Opportunities Fund      common stock    84741T104         157       9,996 SH       SOLE                    9,996
Swiss Helvetia Fund             common stock    870875101          90       8,324 SH       SOLE                    8,324
Templeton Dragon Fund           common stock    88018T101         174       6,800 SH       SOLE                    6,800
Tim Hortons, Inc.               common stock    88706M103           1          13 SH       SOLE                       13
Turkish Investment Fund         common stock    900145103          87       5,813 SH       SOLE                    5,813
Thai Fund, Inc.                 common stock    882904105          21       1,222 SH       SOLE                    1,222
Tortoise Capital Resources
  Corporation                   common stock    89147N304           5         510 SH       SOLE                      510
Taiwan Fund                     common stock    874036106          47       2,859 SH       SOLE                    2,859
Tri-Continental Corp.           common stock    895436103       4,658     287,186 SH       SOLE                  287,186
Tri-Continental Corp., $2.50
  Cumulative Preferred Stock    preferred stock 895436202          25         500 SH       SOLE                      500
Liberty All-Star Equity Fund    common stock    530158104       1,895     392,400 SH       SOLE                  392,400
Cohen & Steers Infrastructure
  Fund                          common stock    19248A109         970      53,244 SH       SOLE                   53,244
iPath S&P 500 VIX ST Futures
  ETN                           common stock    06740C188           9       1,000 SH       SOLE                    1,000
Western Asset/Claymore
  Inflation-Linked Securities
  & Income                      common stock    95766Q106          57       4,317 SH       SOLE                    4,317
Western Asset/Claymore
  Inflation-Linked
  Opportunities & Inc.          common stock    95766R104         552      41,017 SH       SOLE                   41,017
Zweig Fund                      common stock    989834205         217      17,143 SH       SOLE                   17,143
Zweig Total Return Fund         common stock    989837208       1,221      96,407 SH       SOLE                   96,407
CARIBBEAN UTILITIES CO LTD A    common stock    G1899E146         118      12,000 SH       SOLE                   12,000
GRUPO RADIO CENTRO SAB SP AD    common stock    40049C102         182      23,666 SH       SOLE                   23,666
BANCO LATINOAMERICANO COME E    common stock    P16994132         862      39,000 SH       SOLE                   39,000
FOMENTO ECONOMICO MEX SP ADR    common stock    344419106         460       5,000 SH       SOLE                    5,000
FRESH DEL MONTE PRODUCE INC     common stock    G36738105         376      14,690 SH       SOLE                   14,690
ATLANTIC TELE NETWORK INC       common stock    049079205         546      12,698 SH       SOLE                   12,698
ROYAL CARIBBEAN CRUISES LTD     common stock    V7780T103       1,359      45,000 SH       SOLE                   45,000
STEINER LEISURE LTD             common stock    P8744Y102         676      14,527 SH       SOLE                   14,527
TECO ENERGY INC                 common stock    872375100         630      35,500 SH       SOLE                   35,500
WATSCO INC                      common stock    942622200       1,599      21,100 SH       SOLE                   21,100
LENNAR CORP A                   common stock    526057104       1,234      35,500 SH       SOLE                   35,500
NORFOLK SOUTHERN CORP           common stock    655844108       1,304      20,500 SH       SOLE                   20,500
PRICESMART INC                  common stock    741511109         909      12,000 SH       SOLE                   12,000
SEACOR HOLDINGS INC             common stock    811904101         167       2,000 SH       SOLE                    2,000
SEABOARD CORP                   common stock    811543107       2,986       1,321 SH       SOLE                    1,321
MASTEC INC                      common stock    576323109       1,421      72,132 SH       SOLE                   72,132
FOMENTO ECONOMICO MEXICA UBD    common stock    224205906         174      18,900 SH       SOLE                   18,900
CEMEX SAB CPO                   common stock    240645903          48      58,021 SH       SOLE                   58,021
KIMBERLY CLARK DE MEXICO A      common stock    249191008          44      18,300 SH       SOLE                   18,300
COCA COLA FEMSA SAB SP ADR      common stock    191241108       2,258      17,500 SH       SOLE                   17,500
BCB HOLDINGS LTD                common stock    072536907          15      70,348 SH       SOLE                   70,348
VULCAN MATERIALS CO             common stock    929160109         303       6,400 SH       SOLE                    6,400
GRUPO TELEVISA SA SPON ADR      common stock    40049J206         762      32,400 SH       SOLE                   32,400
BANCOLOMBIA S.A. SPONS ADR      common stock    05968L102       1,241      20,780 SH       SOLE                   20,780
CEMEX SAB SPONS ADR PART CER    common stock    151290889         480      57,655 SH       SOLE                   57,655
GRUPO CASA SABA SA SPON ADR     common stock    40048P104         123      15,273 SH       SOLE                   15,273
MARTIN MARIETTA MATERIALS       common stock    573284106         398       4,800 SH       SOLE                    4,800
GRUPO AEROPORTUARIO DE SUR B    common stock    263934903           6         700 SH       SOLE                      700
GRUPO MEXICO SAB DE CV SER B    common stock    264367905          13       3,872 SH       SOLE                    3,872
AMERICA MOVIL SAB DE C SER A    common stock    264997909          91      71,200 SH       SOLE                   71,200
AMERICA MOVIL ADR SERIES L      common stock    02364W105       1,137      44,690 SH       SOLE                   44,690
AMERICA MOVIL SAB DE C SER L    common stock    266747906         267     209,144 SH       SOLE                  209,144
CHIQUITA BRANDS INTL            common stock    170032809         153      20,000 SH       SOLE                   20,000
CONSOLIDATED WATER CO ORD SH    common stock    G23773107         553      66,841 SH       SOLE                   66,841
GRUPO ELEKTRA SA                common stock    296708902          52       1,270 SH       SOLE                    1,270
CARNIVAL CORP                   common stock    143658300       1,494      41,000 SH       SOLE                   41,000
DESARROLLADORA HOMEX ADR        common stock    25030W100          56       4,100 SH       SOLE                    4,100
WALMART DE MEXICO SER V         common stock    B02YZ0905         536     190,222 SH       SOLE                  190,222
TEEKAY LNG PARTNERS LP          common stock    Y8564M105         315       8,361 SH       SOLE                    8,361
COPA HOLDINGS SA CLASS A        common stock    P31076105       1,910      23,500 SH       SOLE                   23,500
WESTERN UNION CO                common stock    959802109         364      20,000 SH       SOLE                   20,000
ULTRAPETROL (BAHAMAS) LTD       common stock    P94398107          40      28,000 SH       SOLE                   28,000
DORAL FINANCIAL CORP            common stock    25811P886          11      11,500 SH       SOLE                   11,500
SHELLSHOCK LTD                  common stock    B27W7V903           2       3,250 SH       SOLE                    3,250
SHELLPROOF LTD                  common stock    B2R9C9905           3       4,420 SH       SOLE                    4,420
IMPELLAM GROUP PLC              common stock    B8HWGJ906          70      13,000 SH       SOLE                   13,000
FUEGO ENTERPRISES INC           common stock    35953E201           2       5,028 SH       SOLE                    5,028
GRUPO TMM SA SP ADR A           common stock    40051D303          12      12,280 SH       SOLE                   12,280
RAILAMERICA INC                 common stock    750753402         415      15,110 SH       SOLE                   15,110
TAHOE RESOURCES INC             common stock    873868103         102       5,000 SH       SOLE                    5,000
GELTECH SOLUTIONS INC           common stock    368537106          16      25,000 SH       SOLE                   25,000
SPANISH BROADCASTING SYS A      common stock    846425833          26       8,030 SH       SOLE                    8,030
POPULAR INC                     common stock    733174700         105       6,000 SH       SOLE                    6,000
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